Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property plant and equipment gross	$ 793	$ 765	$ 731
Less: accumulated depreciation	(700)	(679)	(626)
Total property and equipment, net	93	86	105
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment gross	439	411	377
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment gross	46	46	46
Electronic Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment gross	290	290	290
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment gross	$ 18	$ 18	$ 18